Shareholder Report, Holdings (Details)	Dec. 31, 2025
VIP Value Strategies Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Value Strategies Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Value Strategies Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Value Strategies Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Value Strategies Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Value Strategies Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Value Strategies Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Value Strategies Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Value Strategies Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Value Strategies Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Value Strategies Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
VIP Value Strategies Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VIP Value Strategies Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.90%
VIP Value Strategies Portfolio - Service Class 2 | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	7.00%
VIP Value Strategies Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
VIP Value Strategies Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Value Strategies Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
VIP Value Strategies Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Value Strategies Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Value Strategies Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Value Strategies Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Value Strategies Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
VIP Value Strategies Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Value Strategies Portfolio - Service Class 2 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Service Class 2 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Value Strategies Portfolio - Service Class 2 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Value Strategies Portfolio - Service Class 2 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Value Strategies Portfolio - Service Class 2 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Value Strategies Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
VIP Value Strategies Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Value Strategies Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Value Strategies Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Value Strategies Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Value Strategies Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Value Strategies Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Value Strategies Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Value Strategies Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Value Strategies Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Value Strategies Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Value Strategies Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Value Strategies Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
VIP Value Strategies Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VIP Value Strategies Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.90%
VIP Value Strategies Portfolio - Service Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	7.00%
VIP Value Strategies Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
VIP Value Strategies Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Value Strategies Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
VIP Value Strategies Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Value Strategies Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Value Strategies Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Value Strategies Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Value Strategies Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
VIP Value Strategies Portfolio - Service Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Value Strategies Portfolio - Service Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Service Class | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Value Strategies Portfolio - Service Class | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Value Strategies Portfolio - Service Class | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Value Strategies Portfolio - Service Class | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Value Strategies Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
VIP Value Strategies Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Value Strategies Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Value Strategies Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Value Strategies Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Value Strategies Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Value Strategies Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Value Strategies Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Value Strategies Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Value Strategies Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Value Strategies Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Value Strategies Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Value Strategies Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
VIP Value Strategies Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VIP Value Strategies Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.90%
VIP Value Strategies Portfolio - Investor Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	7.00%
VIP Value Strategies Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
VIP Value Strategies Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Value Strategies Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
VIP Value Strategies Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Value Strategies Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Value Strategies Portfolio - Investor Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Value Strategies Portfolio - Investor Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Value Strategies Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
VIP Value Strategies Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Value Strategies Portfolio - Investor Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Investor Class | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Value Strategies Portfolio - Investor Class | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Value Strategies Portfolio - Investor Class | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Value Strategies Portfolio - Investor Class | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Value Strategies Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
VIP Value Strategies Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Value Strategies Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Value Strategies Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Value Strategies Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Value Strategies Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Value Strategies Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Value Strategies Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Value Strategies Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Value Strategies Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Value Strategies Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Value Strategies Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Value Strategies Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
VIP Value Strategies Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VIP Value Strategies Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.90%
VIP Value Strategies Portfolio - Initial Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	7.00%
VIP Value Strategies Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
VIP Value Strategies Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Value Strategies Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
VIP Value Strategies Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Value Strategies Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Value Strategies Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Value Strategies Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Value Strategies Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	92.60%
VIP Value Strategies Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Value Strategies Portfolio - Initial Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Value Strategies Portfolio - Initial Class | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Value Strategies Portfolio - Initial Class | Portugal
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Value Strategies Portfolio - Initial Class | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Value Strategies Portfolio - Initial Class | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Value Strategies Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
VIP Value Strategies Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Mid Cap Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Mid Cap Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Mid Cap Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Mid Cap Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Mid Cap Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Mid Cap Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Mid Cap Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Mid Cap Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Mid Cap Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Mid Cap Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Mid Cap Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
VIP Mid Cap Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
VIP Mid Cap Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.20%
VIP Mid Cap Portfolio - Service Class 2 | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Mid Cap Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
VIP Mid Cap Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Mid Cap Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
VIP Mid Cap Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Mid Cap Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Mid Cap Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Mid Cap Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Mid Cap Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.60%
VIP Mid Cap Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Mid Cap Portfolio - Service Class 2 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Mid Cap Portfolio - Service Class 2 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Mid Cap Portfolio - Service Class 2 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Mid Cap Portfolio - Service Class 2 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Mid Cap Portfolio - Service Class 2 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Mid Cap Portfolio - Service Class 2 | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Mid Cap Portfolio - Service Class 2 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Mid Cap Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Mid Cap Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
VIP Mid Cap Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Mid Cap Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Mid Cap Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Mid Cap Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Mid Cap Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Mid Cap Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Mid Cap Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Mid Cap Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Mid Cap Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Mid Cap Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Mid Cap Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Mid Cap Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
VIP Mid Cap Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
VIP Mid Cap Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.20%
VIP Mid Cap Portfolio - Service Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Mid Cap Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
VIP Mid Cap Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Mid Cap Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
VIP Mid Cap Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Mid Cap Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Mid Cap Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Mid Cap Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Mid Cap Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	93.60%
VIP Mid Cap Portfolio - Service Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Mid Cap Portfolio - Service Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Mid Cap Portfolio - Service Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Mid Cap Portfolio - Service Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Mid Cap Portfolio - Service Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Mid Cap Portfolio - Service Class | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Mid Cap Portfolio - Service Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Mid Cap Portfolio - Service Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Mid Cap Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Mid Cap Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
VIP Mid Cap Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Mid Cap Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Mid Cap Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Mid Cap Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Mid Cap Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Mid Cap Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Mid Cap Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Mid Cap Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Mid Cap Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Mid Cap Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Mid Cap Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Mid Cap Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
VIP Mid Cap Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
VIP Mid Cap Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.20%
VIP Mid Cap Portfolio - Investor Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Mid Cap Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
VIP Mid Cap Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Mid Cap Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
VIP Mid Cap Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Mid Cap Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Mid Cap Portfolio - Investor Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Mid Cap Portfolio - Investor Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Mid Cap Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	93.60%
VIP Mid Cap Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Mid Cap Portfolio - Investor Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Mid Cap Portfolio - Investor Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Mid Cap Portfolio - Investor Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Mid Cap Portfolio - Investor Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Mid Cap Portfolio - Investor Class | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Mid Cap Portfolio - Investor Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Mid Cap Portfolio - Investor Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Mid Cap Portfolio - Investor Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Mid Cap Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
VIP Mid Cap Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Mid Cap Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Mid Cap Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Mid Cap Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Mid Cap Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Mid Cap Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Mid Cap Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Mid Cap Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Mid Cap Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Mid Cap Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Mid Cap Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Mid Cap Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
VIP Mid Cap Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
VIP Mid Cap Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.20%
VIP Mid Cap Portfolio - Initial Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Mid Cap Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	23.20%
VIP Mid Cap Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Mid Cap Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
VIP Mid Cap Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Mid Cap Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Mid Cap Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Mid Cap Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Mid Cap Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	93.60%
VIP Mid Cap Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Mid Cap Portfolio - Initial Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Mid Cap Portfolio - Initial Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Mid Cap Portfolio - Initial Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Mid Cap Portfolio - Initial Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Mid Cap Portfolio - Initial Class | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Mid Cap Portfolio - Initial Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Mid Cap Portfolio - Initial Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Mid Cap Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Mid Cap Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
VIP Mid Cap Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Growth Opportunities Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Growth Opportunities Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Growth Opportunities Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Growth Opportunities Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Growth Opportunities Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Growth Opportunities Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Growth Opportunities Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Growth Opportunities Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Growth Opportunities Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Growth Opportunities Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Growth Opportunities Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Growth Opportunities Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	49.30%
VIP Growth Opportunities Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP Growth Opportunities Portfolio - Service Class 2 | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Growth Opportunities Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Growth Opportunities Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
VIP Growth Opportunities Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Growth Opportunities Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
VIP Growth Opportunities Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Growth Opportunities Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.10%
VIP Growth Opportunities Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Growth Opportunities Portfolio - Service Class 2 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Growth Opportunities Portfolio - Service Class 2 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth Opportunities Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Service Class 2 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Growth Opportunities Portfolio - Service Class 2 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Growth Opportunities Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Growth Opportunities Portfolio - Service Class 2 | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Growth Opportunities Portfolio - Service Class 2 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Growth Opportunities Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.80%
VIP Growth Opportunities Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Service Class 2 | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Growth Opportunities Portfolio - Service Class 2 | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Service Class 2 | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Growth Opportunities Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Growth Opportunities Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Growth Opportunities Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Growth Opportunities Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Growth Opportunities Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Growth Opportunities Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Growth Opportunities Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Growth Opportunities Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Growth Opportunities Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Growth Opportunities Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Growth Opportunities Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Growth Opportunities Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	49.30%
VIP Growth Opportunities Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP Growth Opportunities Portfolio - Service Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Growth Opportunities Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Growth Opportunities Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
VIP Growth Opportunities Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Growth Opportunities Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
VIP Growth Opportunities Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Growth Opportunities Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	91.10%
VIP Growth Opportunities Portfolio - Service Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Growth Opportunities Portfolio - Service Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Growth Opportunities Portfolio - Service Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth Opportunities Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Service Class | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Growth Opportunities Portfolio - Service Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Growth Opportunities Portfolio - Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Growth Opportunities Portfolio - Service Class | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Growth Opportunities Portfolio - Service Class | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Growth Opportunities Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.80%
VIP Growth Opportunities Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Service Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Growth Opportunities Portfolio - Service Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Service Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Growth Opportunities Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Growth Opportunities Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Growth Opportunities Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Growth Opportunities Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Growth Opportunities Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Growth Opportunities Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Growth Opportunities Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Growth Opportunities Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Growth Opportunities Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Growth Opportunities Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Growth Opportunities Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Growth Opportunities Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	49.30%
VIP Growth Opportunities Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP Growth Opportunities Portfolio - Investor Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Growth Opportunities Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Growth Opportunities Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
VIP Growth Opportunities Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Growth Opportunities Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
VIP Growth Opportunities Portfolio - Investor Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Investor Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Growth Opportunities Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	91.10%
VIP Growth Opportunities Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Growth Opportunities Portfolio - Investor Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Growth Opportunities Portfolio - Investor Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth Opportunities Portfolio - Investor Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Investor Class | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Growth Opportunities Portfolio - Investor Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Growth Opportunities Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Growth Opportunities Portfolio - Investor Class | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Growth Opportunities Portfolio - Investor Class | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Growth Opportunities Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.80%
VIP Growth Opportunities Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Investor Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Growth Opportunities Portfolio - Investor Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Investor Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Growth Opportunities Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Growth Opportunities Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Growth Opportunities Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Growth Opportunities Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Growth Opportunities Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Growth Opportunities Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Growth Opportunities Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Growth Opportunities Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Growth Opportunities Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Growth Opportunities Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Growth Opportunities Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Growth Opportunities Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	49.30%
VIP Growth Opportunities Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP Growth Opportunities Portfolio - Initial Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Growth Opportunities Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Growth Opportunities Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
VIP Growth Opportunities Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Growth Opportunities Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
VIP Growth Opportunities Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Growth Opportunities Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	91.10%
VIP Growth Opportunities Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Growth Opportunities Portfolio - Initial Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Growth Opportunities Portfolio - Initial Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth Opportunities Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Initial Class | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Growth Opportunities Portfolio - Initial Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Growth Opportunities Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Growth Opportunities Portfolio - Initial Class | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Growth Opportunities Portfolio - Initial Class | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Growth Opportunities Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.80%
VIP Growth Opportunities Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Initial Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Growth Opportunities Portfolio - Initial Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Growth Opportunities Portfolio - Initial Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Growth & Income Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
VIP Growth & Income Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Growth & Income Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Growth & Income Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Growth & Income Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Growth & Income Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Growth & Income Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Growth & Income Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Growth & Income Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Growth & Income Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Growth & Income Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
VIP Growth & Income Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
VIP Growth & Income Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.70%
VIP Growth & Income Portfolio - Service Class 2 | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Growth & Income Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
VIP Growth & Income Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Growth & Income Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Growth & Income Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Growth & Income Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Growth & Income Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Growth & Income Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Growth & Income Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.40%
VIP Growth & Income Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Growth & Income Portfolio - Service Class 2 | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth & Income Portfolio - Service Class 2 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Growth & Income Portfolio - Service Class 2 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Growth & Income Portfolio - Service Class 2 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Growth & Income Portfolio - Service Class 2 | France
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Growth & Income Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Growth & Income Portfolio - Service Class 2 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Growth & Income Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Growth & Income Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.40%
VIP Growth & Income Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Growth & Income Portfolio - Service Class 2 | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Growth & Income Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
VIP Growth & Income Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Growth & Income Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Growth & Income Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Growth & Income Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Growth & Income Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Growth & Income Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Growth & Income Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Growth & Income Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Growth & Income Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Growth & Income Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
VIP Growth & Income Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
VIP Growth & Income Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.70%
VIP Growth & Income Portfolio - Service Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Growth & Income Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
VIP Growth & Income Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Growth & Income Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Growth & Income Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Growth & Income Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Growth & Income Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Growth & Income Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Growth & Income Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	90.40%
VIP Growth & Income Portfolio - Service Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Growth & Income Portfolio - Service Class | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth & Income Portfolio - Service Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Growth & Income Portfolio - Service Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Growth & Income Portfolio - Service Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Growth & Income Portfolio - Service Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Growth & Income Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Growth & Income Portfolio - Service Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Growth & Income Portfolio - Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Growth & Income Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.40%
VIP Growth & Income Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Growth & Income Portfolio - Service Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Growth & Income Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
VIP Growth & Income Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Growth & Income Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Growth & Income Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Growth & Income Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Growth & Income Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Growth & Income Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Growth & Income Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Growth & Income Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Growth & Income Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Growth & Income Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
VIP Growth & Income Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
VIP Growth & Income Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.70%
VIP Growth & Income Portfolio - Investor Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Growth & Income Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
VIP Growth & Income Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Growth & Income Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Growth & Income Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Growth & Income Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Growth & Income Portfolio - Investor Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Growth & Income Portfolio - Investor Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Growth & Income Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	90.40%
VIP Growth & Income Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Growth & Income Portfolio - Investor Class | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth & Income Portfolio - Investor Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Growth & Income Portfolio - Investor Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Growth & Income Portfolio - Investor Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Growth & Income Portfolio - Investor Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Growth & Income Portfolio - Investor Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Growth & Income Portfolio - Investor Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Growth & Income Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Growth & Income Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.40%
VIP Growth & Income Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Growth & Income Portfolio - Investor Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Growth & Income Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
VIP Growth & Income Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Growth & Income Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Growth & Income Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Growth & Income Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Growth & Income Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Growth & Income Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Growth & Income Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Growth & Income Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Growth & Income Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Growth & Income Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
VIP Growth & Income Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
VIP Growth & Income Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.70%
VIP Growth & Income Portfolio - Initial Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Growth & Income Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
VIP Growth & Income Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Growth & Income Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Growth & Income Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Growth & Income Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Growth & Income Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Growth & Income Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Growth & Income Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	90.40%
VIP Growth & Income Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Growth & Income Portfolio - Initial Class | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Growth & Income Portfolio - Initial Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Growth & Income Portfolio - Initial Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Growth & Income Portfolio - Initial Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Growth & Income Portfolio - Initial Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Growth & Income Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Growth & Income Portfolio - Initial Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Growth & Income Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Growth & Income Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.40%
VIP Growth & Income Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Growth & Income Portfolio - Initial Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	18.20%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	29.00%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.10%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Dynamic Capital Appreciation Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Dynamic Capital Appreciation Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Dynamic Capital Appreciation Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP Dynamic Capital Appreciation Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Dynamic Capital Appreciation Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Dynamic Capital Appreciation Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Dynamic Capital Appreciation Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Dynamic Capital Appreciation Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Dynamic Capital Appreciation Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Dynamic Capital Appreciation Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Dynamic Capital Appreciation Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	18.20%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	29.00%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Dynamic Capital Appreciation Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	89.10%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Dynamic Capital Appreciation Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Dynamic Capital Appreciation Portfolio - Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Dynamic Capital Appreciation Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
VIP Dynamic Capital Appreciation Portfolio - Service Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Dynamic Capital Appreciation Portfolio - Service Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Dynamic Capital Appreciation Portfolio - Service Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	18.20%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	29.00%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	89.10%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Dynamic Capital Appreciation Portfolio - Investor Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	18.20%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	29.00%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	89.10%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Dynamic Capital Appreciation Portfolio - Initial Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Balanced Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
VIP Balanced Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Balanced Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Balanced Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Balanced Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Balanced Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Balanced Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Balanced Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Balanced Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Balanced Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Balanced Portfolio - Service Class 2 | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	22.20%
VIP Balanced Portfolio - Service Class 2 | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Balanced Portfolio - Service Class 2 | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Balanced Portfolio - Service Class 2 | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Balanced Portfolio - Service Class 2 | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Balanced Portfolio - Service Class 2 | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Balanced Portfolio - Service Class 2 | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Balanced Portfolio - Service Class 2 | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Balanced Portfolio - Service Class 2 | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	64.10%
VIP Balanced Portfolio - Service Class 2 | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Balanced Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VIP Balanced Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
VIP Balanced Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Balanced Portfolio - Service Class 2 | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Balanced Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Balanced Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Balanced Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP Balanced Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Balanced Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Balanced Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Balanced Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Balanced Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	63.90%
VIP Balanced Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Balanced Portfolio - Service Class 2 | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Balanced Portfolio - Service Class 2 | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	35.50%
VIP Balanced Portfolio - Service Class 2 | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Balanced Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
VIP Balanced Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Balanced Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Balanced Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Balanced Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Balanced Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Balanced Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Balanced Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Balanced Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Balanced Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Balanced Portfolio - Service Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	22.20%
VIP Balanced Portfolio - Service Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Balanced Portfolio - Service Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Balanced Portfolio - Service Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Balanced Portfolio - Service Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Balanced Portfolio - Service Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Balanced Portfolio - Service Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Balanced Portfolio - Service Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Balanced Portfolio - Service Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	64.10%
VIP Balanced Portfolio - Service Class | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Balanced Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VIP Balanced Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
VIP Balanced Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Balanced Portfolio - Service Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Balanced Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Balanced Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Balanced Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP Balanced Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Balanced Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Balanced Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Balanced Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Balanced Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	63.90%
VIP Balanced Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Balanced Portfolio - Service Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Balanced Portfolio - Service Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	35.50%
VIP Balanced Portfolio - Service Class | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Balanced Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
VIP Balanced Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Balanced Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Balanced Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Balanced Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Balanced Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Balanced Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Balanced Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Balanced Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Balanced Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Balanced Portfolio - Investor Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	22.20%
VIP Balanced Portfolio - Investor Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Balanced Portfolio - Investor Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Balanced Portfolio - Investor Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Balanced Portfolio - Investor Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Balanced Portfolio - Investor Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Balanced Portfolio - Investor Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Balanced Portfolio - Investor Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Balanced Portfolio - Investor Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	64.10%
VIP Balanced Portfolio - Investor Class | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Balanced Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VIP Balanced Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
VIP Balanced Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Balanced Portfolio - Investor Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Balanced Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Balanced Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Balanced Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP Balanced Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Balanced Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Balanced Portfolio - Investor Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Balanced Portfolio - Investor Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Balanced Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	63.90%
VIP Balanced Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Balanced Portfolio - Investor Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Balanced Portfolio - Investor Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	35.50%
VIP Balanced Portfolio - Investor Class | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Balanced Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
VIP Balanced Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Balanced Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Balanced Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Balanced Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Balanced Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Balanced Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Balanced Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Balanced Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Balanced Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Balanced Portfolio - Initial Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	22.20%
VIP Balanced Portfolio - Initial Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Balanced Portfolio - Initial Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Balanced Portfolio - Initial Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Balanced Portfolio - Initial Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Balanced Portfolio - Initial Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Balanced Portfolio - Initial Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Balanced Portfolio - Initial Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Balanced Portfolio - Initial Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	64.10%
VIP Balanced Portfolio - Initial Class | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Balanced Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VIP Balanced Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
VIP Balanced Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Balanced Portfolio - Initial Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Balanced Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
VIP Balanced Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Balanced Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP Balanced Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Balanced Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Balanced Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Balanced Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Balanced Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	63.90%
VIP Balanced Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Balanced Portfolio - Initial Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Balanced Portfolio - Initial Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	35.50%
VIP Balanced Portfolio - Initial Class | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%